NON-FINANCIAL ASSETS AND LIABILITIES (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Foreign currency exchange difference	$ (5)	$ (3)	$ (2)
Provisions For Contingencies [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	107	106	103
Increases	15	5	16
Increases for incorporation
Decreases	(4)	(1)
Foreign currency exchange difference	(9)	(2)
Reversal of unused amounts		(1)	(13)
Provisions, ending	109	107	106
Asset Retirement Obligation [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	27	21	21
Increases	6	6	3
Increases for incorporation		1
Decreases			(1)
Foreign currency exchange difference
Reversal of unused amounts	(4)	(1)	(2)
Provisions, ending	29	27	21
Environmental Remediations [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	17	18	3
Increases	3		15
Increases for incorporation
Decreases	(1)	(1)
Foreign currency exchange difference
Reversal of unused amounts	(2)
Provisions, ending	$ 17	$ 17	$ 18